Financial Instruments by Category - Summary of Financial Assets and Liabilities (Parenthetical) (Details) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	May 08, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Interest generated by short term bank deposits	$ 48,341
Certificate of deposit accounts	2,621,393	$ 150,000,000
Notional amount			$ (7,000,000)
Financial asset recognized	$ 7,287			$ 0